UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21686
Oppenheimer Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: January 31
Date of reporting period: 07/30/2010

Item 1. Reports to Stockholders.
July 30, 2010 Conservative Management Commentary and Semiannual Report Investor Fund A Series of Oppenheimer Portfolio Series MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | CONSERVATIVE INVESTOR FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | CONSERVATIVE INVESTOR FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2010	July 30, 2010	July 30, 2010

Actual
Class A	$1,000.00	$1,050.10	$2.43
Class B	1,000.00	1,044.90	6.78
Class C	1,000.00	1,045.00	6.42
Class N	1,000.00	1,047.60	3.89
Class Y	1,000.00	1,052.60	0.56

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.29	2.40
Class B	1,000.00	1,018.05	6.69
Class C	1,000.00	1,018.39	6.34
Class N	1,000.00	1,020.86	3.84
Class Y	1,000.00	1,024.12	0.55
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 30, 2010 are as follows:

Class	Expense Ratios

Class A	0.48%
Class B	1.34
Class C	1.27
Class N	0.77
Class Y	0.11
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager, Transfer Agent and Distributor. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS July 30, 2010 / Unaudited*

	Shares	Value

Investment Companies—100.1%[1]
Fixed Income Funds—64.3%
Oppenheimer Champion Income Fund, Cl. Y	9,164,656	$17,046,260
Oppenheimer Core Bond Fund, Cl. Y	16,024,341	103,196,755
Oppenheimer International Bond Fund, Cl. Y	5,809,815	37,705,699
Oppenheimer Limited-Term Government Fund, Cl. Y	7,263,794	68,424,941
Oppenheimer Master Inflation Protected Securities Fund, LLC	1,091,478	11,077,196

		237,450,851

Global Equity Funds—4.1%
Oppenheimer Developing Markets Fund, Cl. Y	77,387	2,331,667
Oppenheimer International Growth Fund, Cl. Y	327,517	8,004,517
Oppenheimer International Small Company Fund, Cl. Y	38,999	772,574
Oppenheimer Quest International Value Fund, Cl. Y	254,740	3,866,947

		14,975,705

Money Market Fund—3.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.30%[2]	11,679,993	11,679,993
Specialty Funds—7.2%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y3	4,783,939	15,404,283
Oppenheimer Gold & Special Minerals Fund, Cl. A	89,861	3,555,788
Oppenheimer Real Estate Fund, Cl. Y	445,591	7,668,628

		26,628,699

U.S. Equity Funds—21.3%
Oppenheimer Capital Appreciation Fund, Cl. Y3	723,715	28,072,905
Oppenheimer Main Street Small Cap Fund, Cl. Y	599,224	10,893,896
Oppenheimer Value Fund, Cl. Y	2,047,730	39,664,521

		78,631,322

Total Investments, at Value (Cost $391,493,233)	100.1%	369,366,570
Liabilities in Excess of Other Assets	(0.1)	(186,712)

Net Assets	100.0%	$369,179,858

13 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

*	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	January 31,	Gross	Gross	July 30,
	2010	Additions	Reductions	2010

Oppenheimer Capital Appreciation Fund, Cl.Y	467,034	279,702	23,021	723,715
Oppenheimer Champion Income Fund, Cl.Y	13,191,935	1,545,026	5,572,305	9,164,656
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y	5,164,765	454,082	834,908	4,783,939
Oppenheimer Core Bond Fund, Cl.Y	17,165,564	1,859,536	3,000,759	16,024,341
Oppenheimer Developing Markets Fund, Cl.Y	—	78,646	1,259	77,387
Oppenheimer Global Fund, Cl.Y	361,108	21,929	383,037	—
Oppenheimer Gold & Special Minerals Fund, Cl.A	—	91,329	1,468	89,861
Oppenheimer Institutional Money Market Fund, Cl.E	368,365	42,994,285	31,682,657	11,679,993
Oppenheimer International Bond Fund, Cl.Y	4,126,247	1,880,037	196,469	5,809,815
Oppenheimer International Growth Fund, Cl.Y	—	332,868	5,351	327,517
Oppenheimer International Small Company Fund, Cl.Y	—	39,636	637	38,999
Oppenheimer Limited-Term Government Fund, Cl.Y	7,462,861	757,167	956,234	7,263,794
Oppenheimer Main Street Fund, Cl.Y	679,045	40,989	720,034	—
Oppenheimer Main Street Small Cap Fund, Cl.Y	—	609,169	9,945	599,224
Oppenheimer Master Inflation Protected Securities Fund, LLC	—	1,117,528	26,050	1,091,478
Oppenheimer Quest International Value Fund, Cl.Y	—	258,884	4,144	254,740
Oppenheimer Real Estate Fund, Cl.Y	1,466,960	89,959	1,111,328	445,591
Oppenheimer Value Fund, Cl.Y	970,883	1,133,823	56,976	2,047,730

				Realized
	Value	Income		Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl.Y	$28,072,905	$—		$(205,438)
Oppenheimer Champion Income Fund, Cl.Y	17,046,260	1,022,155		(19,122,396)
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y	15,404,283	—		(3,400,543)
Oppenheimer Core Bond Fund, Cl.Y	103,196,755	3,061,531		(9,057,523)
Oppenheimer Developing Markets Fund, Cl.Y	2,331,667	—		(309)
Oppenheimer Global Fund, Cl.Y	—	—		(2,457,187)
Oppenheimer Gold & Special Minerals Fund, Cl.A	3,555,788	—		(302)
Oppenheimer Institutional Money Market Fund, Cl.E	11,679,993	5,658		—
Oppenheimer International Bond Fund, Cl.Y	37,705,699	649,092		(40,828)
Oppenheimer International Growth Fund, Cl.Y	8,004,517	—		(1,548)
Oppenheimer International Small Company Fund, Cl.Y	772,574	—		(183)
Oppenheimer Limited-Term Government Fund, Cl.Y	68,424,941	1,230,348		(110,213)
Oppenheimer Main Street Fund, Cl.Y	—	—		(3,485,235)
Oppenheimer Main Street Small Cap Fund, Cl.Y	10,893,896	—		(5,115)
Oppenheimer Master Inflation Protected Securities Fund, LLC	11,077,196	28,288	[a]	4,608 [a]
Oppenheimer Quest International Value Fund, Cl.Y	3,866,947	—		(709)
Oppenheimer Real Estate Fund, Cl.Y	7,668,628	105,256		(2,718,934)
Oppenheimer Value Fund, Cl.Y	39,664,521	—		(367,620)

	$369,366,570	$6,102,328		$(40,969,475)

a.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
14 | CONSERVATIVE INVESTOR FUND

2.	Rate shown is the 7-day yield as of July 30, 2010.

3.	Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$369,366,570	$—	$—	$369,366,570

Total Assets	$369,366,570	$—	$—	$369,366,570

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
15 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

July 30, 2010[1]

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $391,493,233)	$369,366,570
Cash	89,247
Receivables and other assets:
Dividends	913,918
Shares of beneficial interest sold	794,351
Other	15,201

Total assets	371,179,287

Liabilities
Payables and other liabilities:
Investments purchased	972,058
Shares of beneficial interest redeemed	802,430
Transfer and shareholder servicing agent fees	77,086
Distribution and service plan fees	70,011
Shareholder communications	29,495
Trustees’ compensation	27,043
Other	21,306

Total liabilities	1,999,429

Net Assets	$369,179,858

Composition of Net Assets
Par value of shares of beneficial interest	$47,810
Additional paid-in capital	497,642,774
Accumulated net investment income	5,419,107
Accumulated net realized loss on investments	(111,803,170)
Net unrealized depreciation on investments	(22,126,663)

Net Assets	$369,179,858

16 | CONSERVATIVE INVESTOR FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $185,580,550 and 23,908,414 shares of beneficial interest outstanding)	$7.76
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$8.23

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,520,392 and 3,843,426 shares of beneficial interest outstanding)	$7.68

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $97,694,029 and 12,751,060 shares of beneficial interest outstanding)	$7.66

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $54,870,648 and 7,113,000 shares of beneficial interest outstanding)	$7.71

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,514,239 and 194,208 shares of beneficial interest outstanding)	$7.80

1.	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
17 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended July 30, 2010[1]

Allocation of Income and Expenses from master fund[2]
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	$28,288
Expenses	(7,611)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	20,677

Investment Income
Dividends from affiliated companies	6,074,040
Interest	33

Total investment income	6,074,073

Expenses
Distribution and service plan fees:
Class A	216,603
Class B	143,319
Class C	460,630
Class N	132,965
Transfer and shareholder servicing agent fees:
Class A	176,574
Class B	43,214
Class C	105,737
Class N	80,541
Class Y	408
Shareholder communications:
Class A	16,524
Class B	6,113
Class C	10,102
Class N	1,950
Class Y	15
Trustees’ compensation	3,063
Custodian fees and expenses	1,969
Other	23,429

Total expenses	1,423,156
Less waivers and reimbursements of expenses	(16,303)

Net expenses	1,406,853

Net Investment Income	4,687,897
18 | CONSERVATIVE INVESTOR FUND

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	$(40,974,083)
Net realized gain allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	4,608

Total net realized loss	(40,969,475)

Net change in unrealized appreciation/depreciation on investments	52,754,400
Net change in unrealized appreciation/depreciation allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	126,120

Total net change in unrealized appreciation/depreciation	52,880,520

Net Increase in Net Assets Resulting from Operations	$16,598,942

1.	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.

2.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
19 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 30, 2010	January 31,
	(Unaudited)[1]	2010

Operations
Net investment income	$4,687,897	$2,993,675
Net realized loss	(40,969,475)	(47,031,891)
Net change in unrealized appreciation/depreciation	52,880,520	96,404,998

Net increase in net assets resulting from operations	16,598,942	52,366,782

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(1,706,377)
Class B	—	(53,748)
Class C	—	(268,094)
Class N	—	(390,721)
Class Y	—	(11,393)

	—	(2,430,333)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	11,970,348	1,895,362
Class B	(644,739)	(1,314,106)
Class C	6,706,794	766,304
Class N	(2,527,093)	(572,470)
Class Y	484,426	401,139

	15,989,736	1,176,229

Net Assets
Total increase	32,588,678	51,112,678
Beginning of period	336,591,180	285,478,502

End of period (including accumulated net investment income of $5,419,107 and $731,210, respectively)	$369,179,858	$336,591,180

1.	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
20 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 30, 2010				Year Ended January 31,
Class A	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.39	$6.23	$10.75	$10.93	$10.53	$10.00

Income (loss) from investment operations:
Net investment income[3]	.11	.10	.13	.55	.46	.38
Net realized and unrealized gain (loss)	.26	1.14	(4.21)	(.24)	.29	.33

Total from investment operations	.37	1.24	(4.08)	.31	.75	.71

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.08)	(.13)	(.43)	(.33)	(.18)
Distributions from net realized gain	—	—	(.11)	(.06)	(.02)	—
Tax return of capital distribution	—	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.08)	(.44)	(.49)	(.35)	(.18)

Net asset value, end of period	$7.76	$7.39	$6.23	$10.75	$10.93	$10.53

Total Return, at Net Asset Value[4]	5.01%	19.86%	(38.15)%	2.81%	7.11%	7.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$185,581	$164,988	$138,965	$199,125	$110,378	$46,318

Average net assets (in thousands)	$178,423	$146,527	$196,986	$154,289	$76,542	$21,844

Ratios to average net assets:[5]
Net investment income	2.98%[6]	1.50%	1.42%	4.93%	4.24%	4.50%
Total expenses[7]	0.48%[6]	0.50%	0.40%	0.35%	0.38%	0.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.48%[6]	0.50%	0.40%	0.35%	0.38%	0.51%

Portfolio turnover rate	29%	21%	14%	10%	5%	11%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.13%
Year Ended January 31, 2010	1.10%
Year Ended January 31, 2009	0.95%
Year Ended January 31, 2008	0.91%
Year Ended January 31, 2007	0.98%
Period Ended January 31, 2006	1.19%
See accompanying Notes to Financial Statements.
21 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 30, 2010				Year Ended January 31,
Class B	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.35	$6.20	$10.67	$10.87	$10.49	$10.00

Income (loss) from investment operations:
Net investment income[3]	.08	.05	.06	.44	.36	.32
Net realized and unrealized gain (loss)	.25	1.11	(4.16)	(.22)	.30	.32

Total from investment operations	.33	1.16	(4.10)	.22	.66	.64

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.01)	(.06)	(.36)	(.26)	(.15)
Distributions from net realized gain	—	—	(.11)	(.06)	(.02)	—
Tax return of capital distribution	—	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(.37)	(.42)	(.28)	(.15)

Net asset value, end of period	$7.68	$7.35	$6.20	$10.67	$10.87	$10.49

Total Return, at Net Asset Value[4]	4.49%	18.77%	(38.61)%	1.93%	6.28%	6.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,520	$28,860	$25,821	$35,068	$21,991	$9,163

Average net assets (in thousands)	$29,069	$26,346	$35,491	$27,664	$15,882	$4,018

Ratios to average net assets:[5]
Net investment income	2.12%[6]	0.72%	0.62%	4.01%	3.36%	3.74%
Total expenses[7]	1.36%[6]	1.45%	1.25%	1.18%	1.23%	1.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.34%[6]	1.40%	1.25%	1.18%	1.23%	1.34%

Portfolio turnover rate	29%	21%	14%	10%	5%	11%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	2.01%
Year Ended January 31, 2010	2.05%
Year Ended January 31, 2009	1.80%
Year Ended January 31, 2008	1.74%
Year Ended January 31, 2007	1.83%
Period Ended January 31, 2006	2.05%
See accompanying Notes to Financial Statements.
22 | CONSERVATIVE INVESTOR FUND

	Six Months
	Ended
	July 30, 2010				Year Ended January 31,
Class C	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.33	$6.18	$10.64	$10.85	$10.48	$10.00

Income (loss) from investment operations:
Net investment income[3]	.08	.03	.06	.46	.37	.32
Net realized and unrealized gain (loss)	.25	1.14	(4.15)	(.24)	.29	.31

Total from investment operations	.33	1.17	(4.09)	.22	.66	.63

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.02)	(.06)	(.37)	(.27)	(.15)
Distributions from net realized gain	—	—	(.11)	(.06)	(.02)	—
Tax return of capital distribution	—	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.02)	(.37)	(.43)	(.29)	(.15)

Net asset value, end of period	$7.66	$7.33	$6.18	$10.64	$10.85	$10.48

Total Return, at Net Asset Value[4]	4.50%	18.98%	(38.62)%	1.94%	6.28%	6.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,694	$86,890	$73,346	$98,955	$50,876	$19,145

Average net assets (in thousands)	$93,300	$77,652	$100,987	$74,109	$35,277	$7,647

Ratios to average net assets:[5]
Net investment income	2.19%[6]	0.50%	0.65%	4.15%	3.46%	3.78%
Total expenses[7]	1.27%[6]	1.35%	1.21%	1.15%	1.19%	1.36%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%[6]	1.35%	1.21%	1.15%	1.19%	1.33%

Portfolio turnover rate	29%	21%	14%	10%	5%	11%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.92%
Year Ended January 31, 2010	1.95%
Year Ended January 31, 2009	1.76%
Year Ended January 31, 2008	1.71%
Year Ended January 31, 2007	1.79%
Period Ended January 31, 2006	2.02%
See accompanying Notes to Financial Statements.
23 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class N	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.36	$6.20	$10.70	$10.90	$10.51	$10.00

Income (loss) from investment operations:
Net investment income[3]	.10	.03	.10	.53	.44	.41
Net realized and unrealized gain (loss)	.25	1.18	(4.19)	(.26)	.28	.28

Total from investment operations	.35	1.21	(4.09)	.27	.72	.69

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.10)	(.41)	(.31)	(.18)
Distributions from net realized gain	—	—	(.11)	(.06)	(.02)	—
Tax return of capital distribution	—	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.05)	(.41)	(.47)	(.33)	(.18)

Net asset value, end of period	$7.71	$7.36	$6.20	$10.70	$10.90	$10.51

Total Return, at Net Asset Value[4]	4.76%	19.55%	(38.40)%	2.43%	6.84%	6.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,871	$54,890	$46,872	$58,762	$21,277	$7,569

Average net assets (in thousands)	$54,029	$50,202	$59,625	$37,891	$13,671	$2,231

Ratios to average net assets:[5]
Net investment income	2.69%[6]	0.45%	1.09%	4.74%	4.08%	4.82%
Total expenses[7]	0.82%[6]	0.96%	0.76%	0.66%	0.66%	0.72%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.77%[6]	0.88%	0.76%	0.66%	0.66%	0.71%

Portfolio turnover rate	29%	21%	14%	10%	5%	11%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.47%
Year Ended January 31, 2010	1.56%
Year Ended January 31, 2009	1.31%
Year Ended January 31, 2008	1.22%
Year Ended January 31, 2007	1.26%
Period Ended January 31, 2006	1.38%
See accompanying Notes to Financial Statements.
24 | CONSERVATIVE INVESTOR FUND

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class Y	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.41	$6.25	$10.79	$10.96	$10.54	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	.12	(.05)	.18	.64	.49	.38
Net realized and unrealized gain (loss)	.27	1.31	(4.25)	(.29)	.30	.35

Total from investment operations	.39	1.26	(4.07)	.35	.79	.73

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.10)	(.16)	(.46)	(.35)	(.19)
Distributions from net realized gain	—	—	(.11)	(.06)	(.02)	—
Tax return of capital distribution	—	—	(.20)	—	—	—

Total dividends and/or distributions to shareholders	—	(.10)	(.47)	(.52)	(.37)	(.19)

Net asset value, end of period	$7.80	$7.41	$6.25	$10.79	$10.96	$10.54

Total Return, at Net Asset Value[4]	5.26%	20.17%	(37.92)%	3.15%	7.50%	7.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,514	$963	$475	$604	$135	$96

Average net assets (in thousands)	$952	$609	$732	$385	$127	$71

Ratios to average net assets:[5]
Net investment income (loss)	3.30%[6]	(0.74)%	1.95%	5.70%	4.57%	4.42%
Total expenses[7]	0.11%[6]	0.22%	0.09%	0.01%	0.06%	0.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.11%[6]	0.14%	0.09%	0.01%	0.06%	0.25%

Portfolio turnover rate	29%	21%	14%	10%	5%	11%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	0.76%
Year Ended January 31, 2010	0.82%
Year Ended January 31, 2009	0.64%
Year Ended January 31, 2008	0.57%
Year Ended January 31, 2007	0.66%
Period Ended January 31, 2006	0.96%
See accompanying Notes to Financial Statements.
25 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class Y shares of other Oppenheimer funds. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since July 30, 2010 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the
26 | CONSERVATIVE INVESTOR FUND

Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Investment in Oppenheimer master fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the “master fund”). The master fund has its own investment risks, and those risks can affect the value of the
27 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the master fund, the Fund will have greater exposure to the risks of the master fund.
     The investment objective of the master fund is to seek total return. The Fund’s investment in the master fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master fund. As a shareholder, the Fund is subject to its proportional share of the master fund’s expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended January 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2010, the Fund had available for federal income tax purposes post-October losses of $442,562 and unused capital loss carryforward as follows:

Expiring

2018	$14,489,934
As of July 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $55,901,971 of which, $40,969,475 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 30, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the
28 | CONSERVATIVE INVESTOR FUND

fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$462,550,831

Gross unrealized appreciation	$9,259,855
Gross unrealized depreciation	(102,444,116)

Net unrealized depreciation	$(93,184,261)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$101
Payments Made to Retired Trustees	—
Accumulated Liability as of July 30, 2010	15,790
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
29 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
30 | CONSERVATIVE INVESTOR FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 30, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	5,563,013	$42,237,340	8,550,982	$58,122,878
Dividends and/or distributions reinvested	—	—	213,721	1,594,373
Redeemed	(3,969,853)	(30,266,992)	(8,748,325)	(57,821,889)

Net increase	1,593,160	$11,970,348	16,378	$1,895,362

Class B
Sold	542,705	$4,101,531	1,529,708	$10,290,774
Dividends and/or distributions reinvested	—	—	7,038	52,144
Redeemed	(627,256)	(4,746,270)	(1,776,292)	(11,657,024)

Net decrease	(84,551)	$(644,739)	(239,546)	$1,314,106)

Class C
Sold	2,533,316	$19,071,883	5,326,969	$35,510,868
Dividends and/or distributions reinvested	—	—	33,654	249,159
Redeemed	(1,642,381)	(12,365,089)	(5,363,793)	(34,993,723)

Net increase (decrease)	890,935	$6,706,794	(3,170)	$766,304

Class N
Sold	1,261,136	$9,524,446	3,310,518	$22,171,491
Dividends and/or distributions reinvested	—	—	45,133	334,888
Redeemed	(1,607,868)	(12,051,539)	(3,450,117)	(23,078,849)

Net decrease	(346,732)	$(2,527,093)	(94,466)	$(572,470)

Class Y
Sold	135,324	$1,023,183	103,489	$729,170
Dividends and/or distributions reinvested	—	—	1,524	11,383
Redeemed	(70,941)	(538,757)	(51,203)	(339,414)

Net increase	64,383	$484,426	53,810	$401,139

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$111,293,267	$102,178,548
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds and in IMMF. The weighted indirect management
31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
fees collected from the Fund’s investment in the Underlying Funds and in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 30, 2010 was 0.54%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 30, 2010, the Fund paid $388,677 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated
32 | CONSERVATIVE INVESTOR FUND

expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$376,786
Class C	1,177,429
Class N	1,007,230
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 30, 2010	$141,079	$1,443	$50,558	$10,447	$1,101
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed the annual rate of 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended July 30, 2010, the Manager waived fees and/or reimbursed the Fund $1,939 and $8,229 for Class B and Class N shares, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds and IMMF.
     The Distributor reimbursed Fund expenses in an amount equal to the distribution and service plan fees incurred through the Fund’s investment in the Class A shares of Oppenheimer Gold & Special Minerals Fund which, for the six months ended July 30, 2010 was $1,248.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     During the six months ended July 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class N	$4,887
33 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

34 | CONSERVATIVE INVESTOR FUND

     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.

35 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

36 | CONSERVATIVE INVESTOR FUND

CONSERVATIVE INVESTOR FUND
A Series of Oppenheimer Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Alan C. Gilston, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2010 OppenheimerFunds, Inc. All rights reserved.

37 | CONSERVATIVE INVESTOR FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

38 | CONSERVATIVE INVESTOR FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.

39 | CONSERVATIVE INVESTOR FUND

July 30, 2010 Moderate Management Commentary Investor Fund and Semiannual A Series of Oppenheimer Portfolio Series Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Fund holdings and allocations are subject to change. Percentages are as of July 30, 2010, and are based on the total market value of investment companies.
8 | MODERATE INVESTOR FUND

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | MODERATE INVESTOR FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | MODERATE INVESTOR FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2010	July 30, 2010	July 30, 2010

Actual
Class A	$1,000.00	$1,044.00	$2.32
Class B	1,000.00	1,040.70	6.76
Class C	1,000.00	1,040.70	6.26
Class N	1,000.00	1,043.00	3.68
Class Y	1,000.00	1,046.50	0.25

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.39	2.30
Class B	1,000.00	1,018.05	6.69
Class C	1,000.00	1,018.54	6.19
Class N	1,000.00	1,021.06	3.64
Class Y	1,000.00	1,024.41	0.25
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 30, 2010 are as follows:

Class	Expense Ratios

Class A	0.46%
Class B	1.34
Class C	1.24
Class N	0.73
Class Y	0.05
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Distributor. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS July 30, 2010* / Unaudited

	Shares	Value

Investment Companies—99.8%[1]
Fixed Income Funds—42.9%
Oppenheimer Champion Income Fund, Cl.Y	13,598,734	$25,293,645
Oppenheimer Core Bond Fund, Cl.Y	23,711,946	152,704,931
Oppenheimer International Bond Fund, Cl.Y	12,215,648	79,279,555
Oppenheimer Limited-Term Government Fund, Cl.Y	10,827,416	101,994,262
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,648,855	26,883,061

		386,155,454

Global Equity Funds—12.4%
Oppenheimer Developing Markets Fund, Cl.Y	563,555	16,979,921
Oppenheimer International Growth Fund, Cl.Y	2,453,146	59,954,877
Oppenheimer International Small Company Fund, Cl.Y	283,954	5,625,122
Oppenheimer Quest International Value Fund, Cl.Y	1,929,175	29,284,880

		111,844,800

Money Market Fund—1.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.30%[2]	17,085,295	17,085,295
Specialty Funds—7.2%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y3	11,599,127	37,349,190
Oppenheimer Gold & Special Minerals Fund, Cl.A	217,899	8,622,282
Oppenheimer Real Estate Fund, Cl.Y	1,077,671	18,546,716

		64,518,188

U.S. Equity Funds—35.4%
Oppenheimer Capital Appreciation Fund, Cl. Y3	2,918,522	113,209,465
Oppenheimer Main Street Small Cap Fund, Cl.Y	2,441,926	44,394,218
Oppenheimer Value Fund, Cl.Y	8,282,553	160,433,060

		318,036,743

Total Investments, at Value (Cost $964,410,841)	99.8%	897,640,480
Other Assets Net of Liabilities	0.2	1,827,901

Net Assets	100.0%	$899,468,381

12 | MODERATE INVESTOR FUND

Footnotes to Statement of Investments

*	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross		Shares
	January 31, 2010	Additions	Reductions		July 30, 2010

Oppenheimer Capital Appreciation Fund, Cl.Y	2,132,559	838,093	52,130		2,918,522
Oppenheimer Champion Income Fund, Cl.Y	21,403,362	1,589,387	9,394,015		13,598,734
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y	11,766,716	453,756	621,345		11,599,127
Oppenheimer Core Bond Fund, Cl.Y	28,037,122	1,748,676	6,073,852		23,711,946
Oppenheimer Developing Markets Fund, Cl.Y	—	568,436	4,881		563,555
Oppenheimer Global Fund, Cl.Y	1,649,738	46,222	1,695,960		—
Oppenheimer Gold & Special Minerals Fund, Cl.A	—	219,876	1,977		217,899
Oppenheimer Institutional Money Market Fund, Cl.E	322,480	60,641,999	43,879,184		17,085,295
Oppenheimer International Bond Fund, Cl.Y	9,062,811	3,372,811	219,974		12,215,648
Oppenheimer International Growth Fund, Cl.Y	—	2,474,518	21,372		2,453,146
Oppenheimer International Small Company Fund, Cl.Y	—	286,438	2,484		283,954
Oppenheimer Limited-Term Government Fund, Cl.Y	12,037,400	650,671	1,860,655		10,827,416
Oppenheimer Main Street Fund, Cl.Y	3,101,627	87,066	3,188,693		—
Oppenheimer Main Street Opportunity Fund, Cl.Y	3,933,354	110,188	4,043,542		—
Oppenheimer Main Street Small Cap Fund, Cl.Y	—	2,464,111	22,185		2,441,926
Oppenheimer Master Inflation Protected Securities Fund, LLC	—	2,689,363	40,508		2,648,855
Oppenheimer Quest International Value Fund, Cl.Y	—	1,945,944	16,769		1,929,175
Oppenheimer Real Estate Fund, Cl.Y	3,357,821	99,979	2,380,129		1,077,671
Oppenheimer Value Fund, Cl.Y	4,436,789	3,973,371	127,607		8,282,553

					Realized
		Value	Income		Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl.Y		$113,209,465	$—		$(603,626)
Oppenheimer Champion Income Fund, Cl.Y		25,293,645	1,622,287		(60,248,120)
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y		37,349,190	—		(2,799,859)
Oppenheimer Core Bond Fund, Cl.Y		152,704,931	4,862,974		(18,331,557)
Oppenheimer Developing Markets Fund, Cl.Y		16,979,921	—		536
Oppenheimer Global Fund, Cl.Y		—	—		(16,612,612)
Oppenheimer Gold & Special Minerals Fund, Cl.A		8,622,282	—		(2,709)
Oppenheimer Institutional Money Market Fund, Cl.E		17,085,295	8,306		—
Oppenheimer International Bond Fund, Cl.Y		79,279,555	1,401,815		(43,141)
Oppenheimer International Growth Fund, Cl.Y		59,954,877	—		(3,222)
Oppenheimer International Small Company Fund, Cl.Y		5,625,122	—		(575)
Oppenheimer Limited-Term Government Fund, Cl.Y		101,994,262	1,940,803		(279,008)
Oppenheimer Main Street Fund, Cl.Y		—	—		(21,994,770)
Oppenheimer Main Street Opportunity Fund, Cl.Y		—	—		(8,015,625)
Oppenheimer Main Street Small Cap Fund, Cl.Y		44,394,218	—		(17,252)
Oppenheimer Master Inflation Protected Securities Fund, LLC		26,883,061	69,324	[a]	13,771 [a]
Oppenheimer Quest International Value Fund, Cl.Y		29,284,880	—		(928)
Oppenheimer Real Estate Fund, Cl.Y		18,546,716	247,999		(8,977,612)
Oppenheimer Value Fund, Cl.Y		160,433,060	—		(952,097)

		$897,640,480	$10,153,508		$(138,868,406)

a.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2.	Rate shown is the 7-day yield as of July 30, 2010.

3.	Non-income producing security.
13 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 30, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$897,640,480	$—	$—	$897,640,480

Total Assets	$897,640,480	$—	$—	$897,640,480

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
14 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

July 30, 2010[1]

Assets
Investments, at value—see accompanying statement of investments— affiliated companies (cost $964,410,841)	$897,640,480
Cash	256,147
Receivables and other assets:
Shares of beneficial interest sold	2,447,225
Dividends	1,448,913
Investments sold	971,739
Other	34,047

Total assets	902,798,551

Liabilities
Payables and other liabilities:
Investments purchased	1,490,284
Shares of beneficial interest redeemed	1,314,358
Transfer and shareholder servicing agent fees	171,120
Distribution and service plan fees	170,943
Shareholder communications	87,282
Trustees’ compensation	71,076
Other	25,107

Total liabilities	3,330,170

Net Assets	$899,468,381

Composition of Net Assets
Par value of shares of beneficial interest	$112,349
Additional paid-in capital	1,196,624,118
Accumulated net investment income	12,523,535
Accumulated net realized loss on investments	(243,021,260)
Net unrealized depreciation on investments	(66,770,361)

Net Assets	$899,468,381

1.	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.
15 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $480,558,530 and 59,607,279 shares of beneficial interest outstanding)	$8.06
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$8.55
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,642,799 and 13,704,741 shares of beneficial interest outstanding)	$7.93
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $205,100,310 and 25,905,690 shares of beneficial interest outstanding)	$7.92
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $100,170,912 and 12,514,804 shares of beneficial interest outstanding)	$8.00
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $4,995,830 and 616,020 shares of beneficial interest outstanding)	$8.11
See accompanying Notes to Financial Statements.
16 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended July 30, 2010[1]
Allocation of Income and Expenses from master fund[2]
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	$69,324
Expenses	(18,643)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	50,681

Investment Income
Dividends from affiliated companies	10,084,184
Interest	81

Total investment income	10,084,265

Expenses
Distribution and service plan fees:
Class A	573,901
Class B	537,487
Class C	999,799
Class N	241,496
Transfer and shareholder servicing agent fees:
Class A	434,193
Class B	157,907
Class C	216,466
Class N	104,629
Class Y	548
Shareholder communications:
Class A	43,950
Class B	18,629
Class C	18,468
Class N	2,851
Class Y	17
Trustees’ compensation	7,781
Custodian fees and expenses	3,675
Other	35,549

Total expenses	3,397,346
Less waivers and reimbursements of expenses	(3,680)

Net expenses	3,393,666

Net Investment Income	6,741,280

1.	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.

2.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.
17 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	$(138,882,177)
Net realized gain allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	13,771

Total net realized loss	(138,868,406)

Net change in unrealized appreciation/depreciation on investments	168,138,849
Net change in unrealized appreciated/depreciated allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	305,216

Total net change in unrealized appreciation/depreciation	168,444,065

Net Increase in Net Assets Resulting from Operations	$36,316,939

See accompanying Notes to Financial Statements.
18 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 30, 2010	January 31,
	(Unaudited)[1]	2010

Operations
Net investment income	$6,741,280	$5,934,277
Net realized loss	(138,868,406)	(73,588,459)
Net change in unrealized appreciation/depreciation	168,444,065	238,409,967

Net increase in net assets resulting from operations	36,316,939	170,755,785

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(500,127)
Class B	—	—
Class C	—	—
Class N	—	—
Class Y	—	(10,990)

	—	(511,117)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	10,526,788	7,182,665
Class B	(1,496,919)	(1,944,755)
Class C	3,109,616	(2,345,081)
Class N	2,514,796	1,465,965
Class Y	2,122,919	275,292

	16,777,200	4,634,086

Net Assets
Total increase	53,094,139	174,878,754
Beginning of period	846,374,242	671,495,488

End of period (including accumulated net investment income of $12,523,535 and $5,782,255, respectively)	$899,468,381	$846,374,242

1.	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
19 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 30, 2010				Year Ended January 31,
Class A	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.72	$6.12	$11.01	$11.42	$10.78	$10.00

Income (loss) from investment operations:
Net investment income[3]	.07	.07	.13	.54	.39	.38
Net realized and unrealized gain (loss)	.27	1.54	(4.53)	(.41)	.55	.57

Total from investment operations	.34	1.61	(4.40)	.13	.94	.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.01)	(.13)	(.45)	(.27)	(.17)
Distributions from net realized gain	—	—	(.25)	(.09)	(.03)	—
Tax return of capital distribution	—	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(.49)	(.54)	(.30)	(.17)

Net asset value, end of period	$8.06	$7.72	$6.12	$11.01	$11.42	$10.78

Total Return, at Net Asset Value[4]	4.40%	26.28%	(40.17)%	1.01%	8.73%	9.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$480,558	$450,074	$351,987	$497,377	$313,311	$107,686

Average net assets (in thousands)	$473,101	$403,150	$486,485	$423,981	$206,672	$43,984

Ratios to average net assets:[5]
Net investment income	1.85%[6]	1.04%	1.36%	4.59%	3.57%	4.39%
Total expenses[7]	0.46%[6]	0.51%	0.42%	0.37%	0.40%	0.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.46%[6]	0.51%	0.42%	0.37%	0.40%	0.46%

Portfolio turnover rate	39%	13%	9%	3%	4%	0%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.14%
Year Ended January 31, 2010	1.15%
Year Ended January 31, 2009	1.00%
Year Ended January 31, 2008	0.95%
Year Ended January 31, 2007	1.01%
Period Ended January 31, 2006	1.15%
See accompanying Notes to Financial Statements.
20 | MODERATE INVESTOR FUND

	Six Months
	Ended
	July 30, 2010				Year Ended January 31,
Class B	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.62	$6.09	$10.92	$11.34	$10.74	$10.00

Income (loss) from investment operations:
Net investment income[3]	.04	.03	.05	.42	.30	.31
Net realized and unrealized gain (loss)	.27	1.50	(4.47)	(.39)	.54	.58

Total from investment operations	.31	1.53	(4.42)	.03	.84	.89

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.05)	(.36)	(.21)	(.15)
Distributions from net realized gain	—	—	(.25)	(.09)	(.03)	—
Tax return of capital distribution	—	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	—	(.41)	(.45)	(.24)	(.15)

Net asset value, end of period	$7.93	$7.62	$6.09	$10.92	$11.34	$10.74

Total Return, at Net Asset Value[4]	4.07%	25.12%	(40.64)%	0.18%	7.80%	8.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,643	$105,937	$86,709	$132,233	$101,929	$36,956

Average net assets (in thousands)	$108,912	$96,884	$123,999	$121,584	$70,066	$15,521

Ratios to average net assets:[5]
Net investment income	0.98%[6]	0.43%	0.49%	3.61%	2.73%	3.56%
Total expenses[7]	1.34%[6]	1.41%	1.26%	1.18%	1.21%	1.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.34%[6]	1.40%	1.26%	1.18%	1.21%	1.29%

Portfolio turnover rate	39%	13%	9%	3%	4%	0%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	2.02%
Year Ended January 31, 2010	2.05%
Year Ended January 31, 2009	1.84%
Year Ended January 31, 2008	1.76%
Year Ended January 31, 2007	1.82%
Period Ended January 31, 2006	1.99%
See accompanying Notes to Financial Statements.
21 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 30, 2010				Year Ended January 31,
Class C	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.61	$6.07	$10.90	$11.33	$10.73	$10.00

Income (loss) from investment operations:
Net investment income[3]	.04	.03	.05	.45	.30	.31
Net realized and unrealized gain (loss)	.27	1.51	(4.46)	(.41)	.54	.57

Total from investment operations	.31	1.54	(4.41)	.04	.84	.88

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.06)	(.38)	(.21)	(.15)
Distributions from net realized gain	—	—	(.25)	(.09)	(.03)	—
Tax return of capital distribution	—	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	—	(.42)	(.47)	(.24)	(.15)

Net asset value, end of period	$7.92	$7.61	$6.07	$10.90	$11.33	$10.73

Total Return, at Net Asset Value[4]	4.07%	25.37%	(40.66)%	0.24%	7.85%	8.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$205,100	$194,113	$158,155	$231,792	$142,351	$47,904

Average net assets (in thousands)	$202,593	$175,655	$223,472	$193,641	$95,773	$19,527

Ratios to average net assets:[5]
Net investment income	1.07%[6]	0.45%	0.56%	3.88%	2.78%	3.64%
Total expenses[7]	1.24%[6]	1.30%	1.20%	1.14%	1.16%	1.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.24%[6]	1.30%	1.20%	1.14%	1.16%	1.22%

Portfolio turnover rate	39%	13%	9%	3%	4%	0%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.92%
Year Ended January 31, 2010	1.94%
Year Ended January 31, 2009	1.78%
Year Ended January 31, 2008	1.72%
Year Ended January 31, 2007	1.77%
Period Ended January 31, 2006	1.91%
See accompanying Notes to Financial Statements.
22 | MODERATE INVESTOR FUND

	Six Months
	Ended
	July 30, 2010				Year Ended January 31,
Class N	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.67	$6.09	$10.96	$11.38	$10.76	$10.00

Income (loss) from investment operations:
Net investment income[3]	.06	.04	.11	.51	.40	.40
Net realized and unrealized gain (loss)	.27	1.54	(4.51)	(.41)	.51	.53

Total from investment operations	.33	1.58	(4.40)	.10	.91	.93

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.11)	(.43)	(.26)	(.17)
Distributions from net realized gain	—	—	(.25)	(.09)	(.03)	—
Tax return of capital distribution	—	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	—	(.47)	(.52)	(.29)	(.17)

Net asset value, end of period	$8.00	$7.67	$6.09	$10.96	$11.38	$10.76

Total Return, at Net Asset Value[4]	4.30%	25.94%	(40.36)%	0.72%	8.47%	9.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100,171	$93,550	$72,712	$96,080	$51,620	$12,117

Average net assets (in thousands)	$98,264	$85,066	$96,842	$73,754	$27,110	$4,158

Ratios to average net assets:[5]
Net investment income	1.58%[6]	0.61%	1.13%	4.36%	3.58%	4.56%
Total expenses[7]	0.73%[6]	0.78%	0.69%	0.64%	0.65%	0.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.73%[6]	0.78%	0.69%	0.64%	0.65%	0.67%

Portfolio turnover rate	39%	13%	9%	3%	4%	0%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.41%
Year Ended January 31, 2010	1.42%
Year Ended January 31, 2009	1.27%
Year Ended January 31, 2008	1.22%
Year Ended January 31, 2007	1.26%
Period Ended January 31, 2006	1.36%
See accompanying Notes to Financial Statements.
23 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 30, 2010				Year Ended January 31,
Class Y	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$7.75	$6.14	$11.05	$11.45	$10.79	$10.00

Income (loss) from investment operations:
Net investment income[3]	.09	.05	.18	.55	.56	.36
Net realized and unrealized gain (loss)	.27	1.60	(4.57)	(.38)	.43	.61

Total from investment operations	.36	1.65	(4.39)	.17	.99	.97

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.04)	(.16)	(.48)	(.30)	(.18)
Distributions from net realized gain	—	—	(.25)	(.09)	(.03)	—
Tax return of capital distribution	—	—	(.11)	—	—	—

Total dividends and/or distributions to shareholders	—	(.04)	(.52)	(.57)	(.33)	(.18)

Net asset value, end of period	$8.11	$7.75	$6.14	$11.05	$11.45	$10.79

Total Return, at Net Asset Value[4]	4.65%	26.81%	(39.90)%	1.39%	9.18%	9.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,996	$2,700	$1,932	$1,860	$1,172	$316

Average net assets (in thousands)	$3,574	$2,137	$2,296	$1,315	$335	$216

Ratios to average net assets:[5]
Net investment income	2.23%[6]	0.72%	1.91%	4.67%	5.06%	4.20%
Total expenses[7]	0.05%[6]	0.09%	0.05%	0.02%	0.00%[8]	0.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.05%[6]	0.09%	0.05%	0.02%	0.00%[8]	0.12%

Portfolio turnover rate	39%	13%	9%	3%	4%	0%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	0.73%
Year Ended January 31, 2010	0.73%
Year Ended January 31, 2009	0.63%
Year Ended January 31, 2008	0.60%
Year Ended January 31, 2007	0.61%
Period Ended January 31, 2006	0.96%

8.	Less than 0.005%
See accompanying Notes to Financial Statements.
24 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long-term growth of capital and current income. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since July 30, 2010 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting
25 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Investment in Oppenheimer master fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the “master fund”). The master fund has its own investment risks, and those risks can affect the value of the
26 | MODERATE INVESTOR FUND

Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the master fund, the Fund will have greater exposure to the risks of the master fund.
     The investment objective of the master fund is to seek total return. The Fund’s investment in the master fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master fund. As a shareholder, the Fund is subject to its proportional share of the master fund’s expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended January 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

Expiring

2018	$28,839,447
As of July 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $167,707,853 expiring by 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 30, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
27 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1.	Significant Accounting Policies Continued
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$964,410,841

Gross unrealized appreciation	$19,273,659
Gross unrealized depreciation	(86,044,020)

Net unrealized depreciation	$(66,770,361)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$253
Payments Made to Retired Trustees	—
Accumulated Liability as of July 30, 2010	42,250
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date.
28 | MODERATE INVESTOR FUND

Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
29 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 30, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	9,051,069	$72,382,281	17,143,278	$118,587,531
Dividends and/or distributions reinvested	—	—	60,831	477,320
Redeemed	(7,775,450)	(61,855,493)	(16,398,623)	(111,882,186)

Net increase	1,275,619	$10,526,788	805,486	$7,182,665

Class B
Sold	1,512,563	$11,899,750	3,603,022	$24,641,823
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,710,670)	(13,396,669)	(3,939,040)	(26,586,578)

Net decrease	(198,107)	$(1,496,919)	(336,018)	$(1,944,755)

Class C
Sold	3,570,687	$28,094,199	8,103,186	$55,242,942
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(3,184,365)	(24,984,583)	(8,622,965)	(57,588,023)

Net increase (decrease)	386,322	$3,109,616	(519,779)	$(2,345,081)

Class N
Sold	1,865,372	$14,797,037	4,587,876	$31,183,577
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,546,567)	(12,282,241)	(4,324,663)	(29,717,612)

Net increase	318,805	$2,514,796	263,213	$1,465,965

Class Y
Sold	361,864	$2,877,199	242,353	$1,692,437
Dividends and/or distributions reinvested	—	—	1,392	10,986
Redeemed	(94,331)	(754,280)	(210,015)	(1,428,131)

Net increase	267,533	$2,122,919	33,730	$275,292

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$345,485,208	$339,771,687
30 | MODERATE INVESTOR FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds and in IMMF. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds and in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 30, 2010 was 0.56%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 30, 2010, the Fund paid $892,241 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior
31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$1,894,098
Class C	2,649,989
Class N	1,482,090
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 30, 2010	$392,509	$8	$146,736	$11,050	$2,715
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses,” (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed the annual rate of 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended July 30, 2010, the Manager waived fees and/or reimbursed the Fund $623 for Class B shares. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds and IMMF.
     The Distributor reimbursed Fund expenses in an amount equal to the distribution and service plan fees incurred through the Fund’s investment in the Class A shares of Oppenheimer Gold & Special Minerals Fund which, for the six months ended July 30, 2010 was $3,057.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
32 | MODERATE INVESTOR FUND

5. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
33 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
34 | MODERATE INVESTOR FUND

MODERATE INVESTOR FUND
A Series of Oppenheimer Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Alan C. Gilston, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.
35 | MODERATE INVESTOR FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
36 | MODERATE INVESTOR FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
37 | MODERATE INVESTOR FUND

July 30, 2010 Active Allocation Fund A Series of Oppenheimer Portfolio Series Management Commentary and Semiannual Report M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements OppenheimerFunds The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Fund holdings and allocations are subject to change. Percentages are as of July 30, 2010, and are based on the total market value of investment companies.
9 | ACTIVE ALLOCATION FUND

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | ACTIVE ALLOCATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | ACTIVE ALLOCATION FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2010	July 30, 2010	July 30, 2010
Actual
Class A	$1,000.00	$1,047.60	$2.88
Class B	1,000.00	1,043.50	7.18
Class C	1,000.00	1,044.80	6.68
Class N	1,000.00	1,047.90	3.84
Class Y	1,000.00	1,050.80	0.81

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.85	2.85
Class B	1,000.00	1,017.65	7.09
Class C	1,000.00	1,018.15	6.59
Class N	1,000.00	1,020.91	3.79
Class Y	1,000.00	1,023.87	0.80
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 30, 2010 are as follows:

Class	Expense Ratios

Class A	0.57%
Class B	1.42
Class C	1.32
Class N	0.76
Class Y	0.16
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Distributor. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS July 30, 2010 / Unaudited*

	Shares	Value

Investment Companies—99.3%[1]
Fixed Income Funds—25.7%
Oppenheimer Champion Income Fund, Cl. Y	26,822,213	$49,889,316
Oppenheimer Core Bond Fund, Cl. Y	29,303,914	188,717,209
Oppenheimer International Bond Fund, Cl. Y	17,266,975	112,062,668
Oppenheimer Limited-Term Government Fund, Cl. Y	12,439,775	117,182,682
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,821,518	28,635,227
Oppenheimer Master Loan Fund, LLC	1,823,362	19,909,406

		516,396,508

Global Equity Funds—24.8%
Oppenheimer Developing Markets Fund, Cl. Y	3,083,936	92,918,988
Oppenheimer Global Fund, Cl. Y	6,102	326,751
Oppenheimer International Growth Fund, Cl. Y	10,247,686	250,453,454
Oppenheimer International Small Company Fund, Cl. Y	1,400,869	27,751,216
Oppenheimer Quest International Value Fund, Cl. Y	8,315,010	126,221,845

		497,672,254

Money Market Fund—3.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.30%[2]	68,483,271	68,483,271
Specialty Funds—4.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y3	16,262,769	52,366,118
Oppenheimer Gold & Special Minerals Fund, Cl. A	425,654	16,843,123
Oppenheimer Real Estate Fund, Cl. Y	1,396,786	24,038,692

		93,247,933

U.S. Equity Funds—40.7%
Oppenheimer Capital Appreciation Fund, Cl. Y3	6,864,237	266,263,749
Oppenheimer Discovery Fund, Cl. Y3	496,733	23,281,867
Oppenheimer Main Street Small Cap Fund, Cl. Y	7,459,062	135,605,739
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y3	2	67
Oppenheimer Value Fund, Cl. Y	20,266,223	392,556,741

		817,708,163

Total Investment Companies (Cost $1,968,876,242)		1,993,508,129

U.S. Government Obligations—0.6%
U.S. Treasury Bills, 0.146%, 9/2/10[4] (Cost $11,998,240)	12,000,000	11,998,240
Total Investments, at Value (Cost $1,980,874,482)	99.9%	2,005,506,369
Other Assets Net of Liabilities	0.1	1,322,477

Net Assets	100.0%	$2,006,828,846

*	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.
13 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
1.   Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares
	January 31,	Gross	Gross	Shares
	2010	Additions	Reductions	July 30, 2010

Oppenheimer Capital Appreciation Fund, Cl. Y	5,800,866	2,129,465	1,066,094	6,864,237
Oppenheimer Champion Income Fund, Cl. Y	53,381,908	14,263,215	40,822,910	26,822,213
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y	29,213,381	478,841	13,429,453	16,262,769
Oppenheimer Core Bond Fund, Cl. Y	34,522,291	1,561,892	6,780,269	29,303,914
Oppenheimer Developing Markets Fund, Cl. Y	3,527,318	598,493	1,041,875	3,083,936
Oppenheimer Discovery Fund, Cl. Y	708,254	5,290	216,811	496,733
Oppenheimer Global Fund, Cl. Y	2,746,831	313,643	3,054,372	6,102
Oppenheimer Gold & Special Minerals Fund, Cl. A	—	435,088	9,434	425,654
Oppenheimer Institutional Money Market Fund, Cl. E	434,897	211,582,850	143,534,476	68,483,271
Oppenheimer International Bond Fund, Cl. Y	12,095,699	5,790,617	619,341	17,266,975
Oppenheimer International Growth Fund, Cl. Y	6,529,838	4,387,774	669,926	10,247,686
Oppenheimer International Small Company Fund, Cl. Y	62	1,420,016	19,209	1,400,869
Oppenheimer Limited-Term Government Fund, Cl. Y	—	12,609,536	169,761	12,439,775
Oppenheimer Main Street Fund, Cl. Y	8,107,326	44,398	8,151,724	—
Oppenheimer Main Street Small Cap Fund, Cl. Y	9,753,662	151,483	2,446,083	7,459,062
Oppenheimer Master Inflation Protected Securities Fund, LLC	—	2,868,558	47,040	2,821,518
Oppenheimer Master Loan Fund, LLC	—	1,848,258	24,896	1,823,362
Oppenheimer Quest International Value Fund, Cl. Y	—	9,581,929	1,266,919	8,315,010
Oppenheimer Real Estate Fund, Cl. Y	5,568,421	61,214	4,232,849	1,396,786
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y	752,844	1,903	754,745	2
Oppenheimer U.S. Government Trust, Cl. Y	13,906,608	316,051	14,222,659	—
Oppenheimer Value Fund, Cl. Y	11,376,212	10,147,372	1,257,361	20,266,223

				Realized
	Value	Income		Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. Y	$266,263,749	$—		$5,116,767
Oppenheimer Champion Income Fund, Cl. Y	49,889,316	4,001,989		(53,659,918)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	52,366,118	—		(13,280,013)
Oppenheimer Core Bond Fund, Cl. Y	188,717,209	5,920,076		(15,932,108)
Oppenheimer Developing Markets Fund, Cl. Y	92,918,988	—		7,003,408
Oppenheimer Discovery Fund, Cl. Y	23,281,867	—		500,499
Oppenheimer Global Fund, Cl. Y	326,751	—		(26,809,871)
Oppenheimer Gold & Special Minerals Fund, Cl. A	16,843,123	—		(20,319)
Oppenheimer Institutional Money Market Fund, Cl. E	68,483,271	53,556		—
Oppenheimer International Bond Fund, Cl. Y	112,062,668	2,041,764		(120,591)
Oppenheimer International Growth Fund, Cl. Y	250,453,454	—		822,159
Oppenheimer International Small Company Fund, Cl. Y	27,751,216	—		(4,195)
Oppenheimer Limited-Term Government Fund, Cl. Y	117,182,682	505,091		1,240
Oppenheimer Main Street Fund, Cl. Y	—	—		(57,895,128)
Oppenheimer Main Street Small Cap Fund, Cl. Y	135,605,739	—		(10,510,623)
Oppenheimer Master Inflation Protected Securities Fund, LLC	28,635,227	74,048	[a]	12,187 [a]
Oppenheimer Master Loan Fund, LLC	19,909,406	226,720	[b]	(4,067)[b]
Oppenheimer Quest International Value Fund, Cl. Y	126,221,845	—		(5,159)
14 | ACTIVE ALLOCATION FUND

			Realized
	Value	Income	Gain (Loss)

Oppenheimer Real Estate Fund, Cl. Y	$24,038,692	$367,078	$(7,607,927)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y	67	—	2,633,004
Oppenheimer U.S. Government Trust, Cl. Y	—	2,168,998	9,916,295
Oppenheimer Value Fund, Cl. Y	392,556,741	—	(6,617,361)

	$1,993,508,129	$15,359,320	$(166,461,721)

a.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

b.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.	Rate shown is the 7-day yield as of July 30, 2010.

3.	Non-income producing security.

4.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,049,762. See Note 5 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 30, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$1,993,508,129	$—	$—	$1,993,508,129
U.S. Government Obligations	—	11,998,240	—	11,998,240

Total Investments, at Value	1,993,508,129	11,998,240	—	2,005,506,369
Other Financial Instruments:
Appreciated swaps, at value	—	5,001,702	—	5,001,702

Total Assets	$1,993,508,129	$16,999,942	$—	$2,010,508,071

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(323,540)	$—	$(323,540)
Depreciated swaps, at value	—	(1,563,820)	—	(1,563,820)
Foreign currency exchange contracts	—	(946,712)	—	(946,712)

Total Liabilities	$—	$(2,834,072)	$—	$(2,834,072)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
15 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts as of July 30, 2010 are as follows:

		Contract Amount	Expiration		Unrealized
Counterparty/Contract Description	Buy/Sell	(000’s)	Date	Value	Depreciation

Citigroup:
Czech Koruna (CZK)	Sell	63,000 CZK	9/7/10	$3,309,474	$225,773
Hong Kong Dollar (HKD)	Sell	17,000 HKD	9/7/10	2,189,203	7,198
Hungarian Forint (HUF)	Sell	450,000 HUF	9/7/10	2,056,183	73,804
Mexican Nuevo Peso (MXN)	Sell	26,000 MXN	9/7/10	2,045,807	67,116
New Turkish Lira (TRY)	Sell	3,800 TRY	9/7/10	2,504,416	102,393
Polish Zloty (PLZ)	Sell	16,000 PLZ	9/7/10	5,191,033	349,883
Singapore Dollar (SGD)	Sell	3,800 SGD	9/7/10	2,794,708	60,895
South African Rand (ZAR)	Sell	8,000 ZAR	9/7/10	1,089,251	59,650

Total unrealized depreciation					$946,712

Credit Default Swap Contracts as of July 30, 2010 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Unrealized
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	Appreciation

CDX North America High Yield Index, Series 14
Barclays Bank plc	Sell	$19,000	5%	6/20/15	$1,039,722	$(323,540)	$716,182

	Total	19,000			1,039,722	(323,540)	716,182

			Grand Total Buys		—	—	—
			Grand Total Sells		1,039,722	(323,540)	716,182

		Total Credit Default Swaps			$1,039,722	$(323,540)	$716,182

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum Potential
Type of Reference Asset on which	Payments for Selling Credit		Reference Asset
the Fund Sold Protection	Protection (Undiscounted)	Amount Recoverable*	Rating Range**

Non-Investment Grade Corporate
Debt Indexes	$19,000,000	$—	B+

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
16 | ACTIVE ALLOCATION FUND

Total Return Swap Contracts as of July 30, 2010 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily Net EMU USD Index:
Goldman Sachs Group, Inc. (The)	$24,942	One-Month BBA LIBOR minus 53 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net EMU USD Index	If positive, the Total Return of the MSCI Daily Net EMU USD Index	5/17/11	$1,418,900
Goldman Sachs Group, Inc. (The)	21,142	One-Month BBA LIBOR minus 60 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net EMU USD Index	If positive, the Total Return of the MSCI Daily Net EMU USD Index	4/18/11	587,443
Goldman Sachs Group, Inc. (The)	20,564	One-Month BBA LIBOR minus 63 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net EMU USD Index	If positive, the Total Return of the MSCI Daily Net EMU USD Index	5/3/11	1,568,057

			Reference Entity Total		3,574,400

MSCI Daily TR EAFE USD COM STK Index
UBS AG	$23,149	One-Month BBA LIBOR plus 40 basis points and if negative, the absolute value of the Total Return of the MSCI Daily EAFE USD COM STK Index	If positive the Total Return of the MSCI Daily EAFE USD COM STK Index	7/12/11	1,427,302
S&P 500 Growth Index
Goldman Sachs Group, Inc. (The)	22,464	If positive, the Total Return of the S&P 500 Growth Index	One-Month BBA LIBOR minus 4 basis points and if negative, absolute value of the Total Return of the S&P 500 Growth Index	7/11/11	(1,563,820)

			Total of Total Return Swaps		$3,437,882

17 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

Abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

EAFE	Europe, Australasia, Far East

EMU	European Economic and Monetary Union

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

TR	Total Return
Swap Summary as of July 30, 2010 is as follows:
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Barclays Bank plc	Credit Default Sell Protection	$19,000	$(323,540)
Goldman Sachs Group, Inc. (The)	Total Return	89,112	2,010,580
UBS AG	Total Return	23,149	1,427,302

		Total Swaps	$3,114,342

See accompanying Notes to Financial Statements.
18 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
July 30, 20101

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $11,998,240)	$11,998,240
Affiliated companies (cost $1,968,876,242)	1,993,508,129

2,005,506,369

Cash	690,196
Appreciated swaps, at value	5,001,702
Receivables and other assets:
Dividends	1,969,839
Investments sold	1,082,401
Shares of beneficial interest sold	981,570
Other	85,099

Total assets	2,015,317,176

Liabilities
Unrealized depreciation on foreign currency exchange contracts	946,712
Appreciated swaps, at value (upfront payments received $1,039,722)	323,540
Depreciated swaps, at value	1,563,820
Payables and other liabilities:
Shares of beneficial interest redeemed	2,416,636
Investments purchased	2,014,422
Distribution and service plan fees	380,900
Transfer and shareholder servicing agent fees	371,197
Shareholder communications	240,802
Trustees’ compensation	196,508
Other	33,793

Total liabilities	8,488,330

Net Assets	$2,006,828,846

Composition of Net Assets
Par value of shares of beneficial interest	$235,837
Additional paid-in capital	2,774,064,140
Accumulated net investment income	20,277,697
Accumulated net realized loss on investments and foreign currency transactions	(815,588,066)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	27,839,238

Net Assets	$2,006,828,846

19 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,094,369,419 and 127,474,812 shares of beneficial interest outstanding)	$8.58
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.10

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $313,659,128 and 37,337,227 shares of beneficial interest outstanding)	$8.40

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $449,495,453 and 53,538,113 shares of beneficial interest outstanding)	$8.40

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $138,962,711 and 16,296,248 shares of beneficial interest outstanding)	$8.53

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,342,135 and 1,190,251 shares of beneficial interest outstanding)	$8.69

1.	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
20 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended July 30, 20101

Allocation of Income and Expenses from master funds[2]
Net investment income allocated from Oppenheimer Master Inflation
Protected Securities Fund, LLC:
Interest	$74,048
Expenses	(19,906)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	54,142
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	226,486
Dividends	234
Expenses[3]	(10,282)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	216,438

Total allocation of net investment income from master funds	270,580

Investment Income
Dividends from affiliated companies	15,058,552
Interest	5,411

Total investment income	15,063,963

Expenses
Distribution and service plan fees:
Class A	1,342,049
Class B	1,566,192
Class C	2,241,237
Class N	342,597
Transfer and shareholder servicing agent fees:
Class A	1,025,818
Class B	448,306
Class C	440,790
Class N	93,815
Class Y	1,192
Shareholder communications:
Class A	101,711
Class B	47,893
Class C	41,259
Class N	4,353
Class Y	46
Asset allocation fees	1,000,798
Trustees’ compensation	18,319
Custodian fees and expenses	10,682
Other	90,414

Total expenses	8,817,471
Less waivers and reimbursements of expenses	(13,241)

Net expenses	8,804,230

Net Investment Income	6,530,313
21 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies	$1,048,474
Affiliated companies	(166,469,841)
Closing and expiration of futures contracts	(1,740,705)
Foreign currency transactions	4,156,009
Swap contracts	(6,644,717)
Net realized gain (loss) allocated from:
Oppenheimer Master Inflation Protected Securities Fund, LLC	12,187
Oppenheimer Master Loan Fund, LLC	(4,067)

Total net realized loss	(169,642,660)

Net change in unrealized appreciation/depreciation on:
Investments	248,391,093
Translation of assets and liabilities denominated in foreign currencies	(946,712)
Futures contracts	1,070,331
Swap contracts	4,752,516
Net change in unrealized appreciation/depreciation allocated from:
Oppenheimer Master Inflation Protected Securities Fund, LLC	328,338
Oppenheimer Master Loan Fund, LLC	127,390

Total net change in unrealized appreciation/depreciation	253,722,956

Net Increase in Net Assets Resulting from Operations	$90,610,609

1.	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.

2.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 1 of the accompanying Notes.

3.	Net of expense waivers and/or reimbursements of $79.
See accompanying Notes to Financial Statements.
22 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 30, 2010	January 31,
	(Unaudited)[1]	2010

Operations
Net investment income	$6,530,313	$5,317,251
Net realized loss	(169,642,660)	(309,836,374)
Net change in unrealized appreciation/depreciation	253,722,956	785,962,480

Net increase in net assets resulting from operations	90,610,609	481,443,357

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(11,384,280)
Class B	—	(942,877)
Class C	—	(1,723,620)
Class N	—	(1,244,659)
Class Y	—	(47,386)

	—	(15,342,822)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(27,164,877)	(49,729,606)
Class B	(11,987,840)	(21,375,156)
Class C	(11,896,476)	(34,239,711)
Class N	(1,683,728)	(2,641,340)
Class Y	6,483,534	63,408

	(46,249,387)	(107,922,405)

Net Assets
Total increase	44,361,222	358,178,130
Beginning of period	1,962,467,624	1,604,289,494

End of period (including accumulated net investment income of $20,277,697 and $13,747,384, respectively)	$2,006,828,846	$1,962,467,624

1.	July 30, 2010 represents the last business day of the Fund’s 2010 semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
23 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class A	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$8.19	$6.28	$11.28	$12.05	$11.10	$10.00

Income (loss) from investment operations:
Net investment income[3]	.04	.04	.10	.44	.35	.43
Net realized and unrealized gain (loss)	.35	1.96	(4.74)	(.61)	.89	.89

Total from investment operations	.39	2.00	(4.64)	(.17)	1.24	1.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.09)	—	(.43)	(.24)	(.20)
Distributions from net realized gain	—	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.09)	(.36)	(.60)	(.29)	(.22)

Net asset value, end of period	$8.58	$8.19	$6.28	$11.28	$12.05	$11.10

Total Return, at Net Asset Value[4]	4.76%	31.77%	(41.33)%	(1.69)%	11.14%	13.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,094,369	$1,070,411	$868,187	$1,396,770	$956,520	$293,578

Average net assets (in thousands)	$1,102,976	$983,645	$1,267,124	$1,267,499	$605,517	$112,224

Ratios to average net assets:[5]
Net investment income	0.97%[6]	0.59%	1.00%	3.54%	3.10%	4.94%
Total expenses[7]	0.57%[6]	0.61%	0.53%	0.48%	0.51%	0.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.57%[6]	0.60%	0.53%	0.48%	0.50%	0.55%

Portfolio turnover rate	44%	31%	28%	18%	40%	90%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.29%
Year Ended January 31, 2010	1.30%
Year Ended January 31, 2009	1.15%
Year Ended January 31, 2008	1.11%
Year Ended January 31, 2007	1.16%
Period Ended January 31, 2006	1.28%
See accompanying Notes to Financial Statements.
24 | ACTIVE ALLOCATION FUND

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class B	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$8.05	$6.17	$11.20	$11.97	$11.07	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	— [4]	(.01)	.01	.33	.26	.36
Net realized and unrealized gain (loss)	.35	1.91	(4.68)	(.59)	.86	.91

Total from investment operations	.35	1.90	(4.67)	(.26)	1.12	1.27

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.02)	—	(.34)	(.17)	(.18)
Distributions from net realized gain	—	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.02)	(.36)	(.51)	(.22)	(.20)

Net asset value, end of period	$8.40	$8.05	$6.17	$11.20	$11.97	$11.07

Total Return, at Net Asset Value[5]	4.35%	30.85%	(41.90)%	(2.40)%	10.15%	12.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$313,659	$312,190	$258,625	$449,130	$349,024	$115,629

Average net assets (in thousands)	$317,135	$291,118	$389,957	$433,217	$229,365	$46,284

Ratios to average net assets:[6]
Net investment income (loss)	0.11%[7]	(0.18)%	0.15%	2.64%	2.26%	4.06%
Total expenses[8]	1.43%[7]	1.49%	1.35%	1.27%	1.29%	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.42%[7]	1.48%	1.35%	1.27%	1.29%	1.34%

Portfolio turnover rate	44%	31%	28%	18%	40%	90%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Less than $0.005 per share.

5.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6.	Annualized for periods less than one full year.

7.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

8.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	2.15%
Year Ended January 31, 2010	2.18%
Year Ended January 31, 2009	1.97%
Year Ended January 31, 2008	1.90%
Year Ended January 31, 2007	1.94%
Period Ended January 31, 2006	2.09%
See accompanying Notes to Financial Statements.
25 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class C	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$8.04	$6.17	$11.18	$11.96	$11.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	.01	(.01)	.02	.34	.27	.37
Net realized and unrealized gain (loss)	.35	1.91	(4.67)	(.60)	.86	.89

Total from investment operations	.36	1.90	(4.65)	(.26)	1.13	1.26

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.03)	—	(.35)	(.18)	(.18)
Distributions from net realized gain	—	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.03)	(.36)	(.52)	(.23)	(.20)

Net asset value, end of period	$8.40	$8.04	$6.17	$11.18	$11.96	$11.06

Total Return, at Net Asset Value[4]	4.48%	30.80%	(41.79)%	(2.41)%	10.21%	12.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$449,496	$442,036	$369,953	$630,990	$433,213	$125,622

Average net assets (in thousands)	$453,949	$413,626	$560,138	$577,347	$272,038	$45,647

Ratios to average net assets:[5]
Net investment income (loss)	0.21%[6]	(0.07)%	0.20%	2.77%	2.34%	4.18%
Total expenses[7]	1.32%[6]	1.38%	1.30%	1.24%	1.27%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.32%[6]	1.37%	1.30%	1.24%	1.26%	1.31%

Portfolio turnover rate	44%	31%	28%	18%	40%	90%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	2.04%
Year Ended January 31, 2010	2.07%
Year Ended January 31, 2009	1.92%
Year Ended January 31, 2008	1.87%
Year Ended January 31, 2007	1.92%
Period Ended January 31, 2006	2.05%
See accompanying Notes to Financial Statements.
26 | ACTIVE ALLOCATION FUND

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class N	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$8.14	$6.24	$11.24	$12.02	$11.09	$10.00

Income (loss) from investment operations:
Net investment income[3]	.03	.02	.08	.41	.35	.46
Net realized and unrealized gain (loss)	.36	1.96	(4.72)	(.61)	.86	.85

Total from investment operations	.39	1.98	(4.64)	(.20)	1.21	1.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.08)	—	(.41)	(.23)	(.20)
Distributions from net realized gain	—	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.08)	(.36)	(.58)	(.28)	(.22)

Net asset value, end of period	$8.53	$8.14	$6.24	$11.24	$12.02	$11.09

Total Return, at Net Asset Value[4]	4.79%	31.62%	(41.47)%	(1.95)%	10.88%	13.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$138,963	$134,276	$104,818	$161,530	$109,146	$28,345

Average net assets (in thousands)	$138,591	$123,718	$149,553	$145,988	$62,929	$9,156

Ratios to average net assets:[5]
Net investment income	0.78%[6]	0.27%	0.82%	3.31%	3.07%	5.28%
Total expenses[7]	0.76%[6]	0.79%	0.74%	0.70%	0.70%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.76%[6]	0.78%	0.74%	0.69%	0.70%	0.72%

Portfolio turnover rate	44%	31%	28%	18%	40%	90%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.48%
Year Ended January 31, 2010	1.48%
Year Ended January 31, 2009	1.36%
Year Ended January 31, 2008	1.33%
Year Ended January 31, 2007	1.35%
Period Ended January 31, 2006	1.45%
See accompanying Notes to Financial Statements.
27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class Y	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$8.27	$6.33	$11.33	$12.10	$11.13	$10.00

Income (loss) from investment operations:
Net investment income[3]	.06	.06	.15	.50	.44	.39
Net realized and unrealized gain (loss)	.36	2.00	(4.79)	(.63)	.85	.97

Total from investment operations	.42	2.06	(4.64)	(.13)	1.29	1.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.12)	—	(.47)	(.27)	(.21)
Distributions from net realized gain	—	—	(.36)	(.17)	(.05)	(.02)

Total dividends and/or distributions to shareholders	—	(.12)	(.36)	(.64)	(.32)	(.23)

Net asset value, end of period	$8.69	$8.27	$6.33	$11.33	$12.10	$11.13

Total Return, at Net Asset Value[4]	5.08%	32.47%	(41.15)%	(1.38)%	11.56%	13.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,342	$3,555	$2,706	$3,789	$2,783	$482

Average net assets (in thousands)	$5,800	$3,138	$3,724	$3,663	$1,317	$196

Ratios to average net assets:[5]
Net investment income	1.31%[6]	0.77%	1.56%	3.98%	3.79%	4.44%
Total expenses[7]	0.16%[6]	0.19%	0.15%	0.13%	0.11%	0.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.16%[6]	0.18%	0.15%	0.13%	0.11%	0.21%

Portfolio turnover rate	44%	31%	28%	18%	40%	90%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	0.88%
Year Ended January 31, 2010	0.88%
Year Ended January 31, 2009	0.77%
Year Ended January 31, 2008	0.76%
Year Ended January 31, 2007	0.76%
Period Ended January 31, 2006	1.05%
See accompanying Notes to Financial Statements.
28 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long-term growth of capital with a secondary objective of current income. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since July 30, 2010 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying
29 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Investment in Oppenheimer master funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “master funds”). Each master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.
30 | ACTIVE ALLOCATION FUND

     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of the master funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the master funds.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or
31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended January 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2010, the Fund had available for federal income tax purposes post-October losses of $8,947,627 and unused capital loss carryforwards as follows:

Expiring

2017	$68,767,077
2018	398,262,485

Total	$467,029,562

As of July 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $645,619,849 of which, $169,642,660 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 30, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,251,501,335
Federal tax cost of other investments	(1,039,722)

Total federal tax cost	$2,250,461,613

Gross unrealized appreciation	$120,711,321
Gross unrealized depreciation	(362,552,223)

Net unrealized depreciation	$(241,840,902)

32 | ACTIVE ALLOCATION FUND

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$604
Payments Made to Retired Trustees	—
Accumulated Liability as of July 30, 2010	119,250
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 30, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	11,851,859	$101,055,195	25,261,114	$184,233,892
Dividends and/or distributions reinvested	—	—	1,308,892	11,045,567
Redeemed	(15,067,177)	(128,220,072)	(34,221,296)	(245,009,065)

Net decrease	(3,215,318)	$(27,164,877)	(7,651,290)	$(49,729,606)

34 | ACTIVE ALLOCATION FUND

	Six Months Ended July 30, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount

Class B
Sold	2,863,211	$24,016,109	6,992,966	$49,591,508
Dividends and/or distributions reinvested	—	—	110,355	917,294
Redeemed	(4,313,397)	(36,003,949)	(10,201,129)	(71,883,958)

Net decrease	(1,450,186)	$(11,987,840)	(3,097,808)	$(21,375,156)

Class C
Sold	4,953,675	$41,482,016	12,093,003	$86,048,789
Dividends and/or distributions reinvested	—	—	200,618	1,663,225
Redeemed	(6,393,948)	(53,378,492)	(17,300,364)	(121,951,725)

Net decrease	(1,440,273)	$(11,896,476)	(5,006,743)	$(34,239,711)

Class N
Sold	1,701,725	$14,420,275	4,699,462	$33,440,354
Dividends and/or distributions reinvested	—	—	136,466	1,146,314
Redeemed	(1,895,020)	(16,104,003)	(5,138,933)	(37,228,008)

Net decrease	(193,295)	$(1,683,728)	(303,005)	$(2,641,340)

Class Y
Sold	910,740	$7,767,408	193,982	$1,467,954
Dividends and/or distributions reinvested	—	—	5,493	46,800
Redeemed	(150,293)	(1,283,874)	(197,063)	(1,451,346)

Net increase	760,447	$6,483,534	2,412	$63,408

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$868,386,082	$983,547,927
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds and in IMMF. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds and in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 30, 2010 was 0.58%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level. In addition, the Fund pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the first $3 billion of the daily net assets of the Fund and 0.08% of the daily net assets in excess of $3 billion.
35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 30, 2010, the Fund paid $1,973,079 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$5,843,685
Class C	6,088,235
Class N	1,860,069
36 | ACTIVE ALLOCATION FUND

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 30, 2010	$651,585	$1,408	$370,493	$24,607	$5,744
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the “Total expenses,” (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed the annual rate of 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended July 30, 2010, the Manager waived fees and/or reimbursed the Fund $5,348 for Class B shares. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds and IMMF.
     The Distributor reimbursed Fund expenses in an amount equal to the distribution and service plan fees incurred through the Fund’s investment in the Class A shares of Oppenheimer Gold & Special Minerals Fund which, for the six months ended July 30, 2010 was $7,893.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations
37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances
38 | ACTIVE ALLOCATION FUND

where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. As of July 30, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $5,001,702, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $3,437,882 as of July 30, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
As of July 30, 2010 the Fund has required certain counterparties to post collateral of $2,231,143.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives
39 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
As of July 30, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $1,270,252 for which collateral was not posted by the Fund. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of July 30, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of July 30, 2010 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
Derivatives Not Accounted	Assets and		Assets and
for as Hedging	Liabilities		Liabilities
Instruments	Location	Value	Location	Value

Credit contracts			Appreciated swaps, at value	$323,540
Equity contracts	Appreciated swaps, at value	$5,001,702	Depreciated swaps, at value	1,563,820
Foreign exchange contracts			Unrealized depreciation on foreign currency exchange contracts	946,712

Total		$5,001,702		$2,834,072

The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

		Foreign
Derivatives Not Accounted for	Closing and expiration	currency
as Hedging Instruments	of futures contracts	transactions	Swap contracts	Total

Credit contracts	$—	$—	$(1,286,310)	$(1,286,310)
Equity contracts	(512,130)	—	(5,358,407)	(5,870,537)
Foreign exchange contracts	—	4,156,009	—	4,156,009
Interest rate contracts	(1,228,575)	—	—	(1,228,575)

Total	$(1,740,705)	$4,156,009	$(6,644,717)	$(4,229,413)

40 | ACTIVE ALLOCATION FUND

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

		Translation of
		assets and
		liabilities
		denominated
Derivatives Not Accounted for		in foreign
as Hedging Instruments	Futures contracts	currencies	Swap contracts	Total

Credit contracts	$—	$—	$975,116	$975,116
Equity contracts	933,680	—	3,777,400	4,711,080
Foreign exchange contracts	—	(946,712)	—	(946,712)
Interest rate contracts	136,651	—	—	136,651

Total	$1,070,331	$(946,712)	$4,752,516	$4,876,135

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated for ward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
41 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
     As of July 30, 2010, the Fund had no outstanding futures contracts.

42 | ACTIVE ALLOCATION FUND

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

43 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

44 | ACTIVE ALLOCATION FUND

     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others.

45 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.

46 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

47 | ACTIVE ALLOCATION FUND

ACTIVE ALLOCATION FUND
A Series of Oppenheimer Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Alan C. Gilston, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Caleb Wong, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.

48 | ACTIVE ALLOCATION FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

49 | ACTIVE ALLOCATION FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.

50 | ACTIVE ALLOCATION FUND

July 30, 2010 Equity Investor Fund A Series of Oppenheimer Portfolio Series Management Commentary and Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Manager S EMIANNUAL R E PORT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Fund holdings and allocations are subject to change. Percentages are as of July 30, 2010, and are based on the total market value of investment companies.
8 | EQUITY INVESTOR FUND

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | EQUITY INVESTOR FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | EQUITY INVESTOR FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2010	July 30, 2010	July 30, 2010

Actual
Class A	$1,000.00	$1,045.00	$2.63
Class B	1,000.00	1,041.30	6.87
Class C	1,000.00	1,041.30	6.46
Class N	1,000.00	1,045.10	3.54
Class Y	1,000.00	1,048.10	0.20

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,022.09	2.60
Class B	1,000.00	1,017.95	6.79
Class C	1,000.00	1,018.35	6.39
Class N	1,000.00	1,021.21	3.49
Class Y	1,000.00	1,024.46	0.20
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 30, 2010 are as follows:

Class	Expense Ratios

Class A	0.52%
Class B	1.36
Class C	1.28
Class N	0.70
Class Y	0.04
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS July 30, 2010 / Unaudited*

	Shares	Value

Investment Companies—100.0%[1]
Global Equity Funds—46.3%
Oppenheimer Developing Markets Fund, Cl. Y	1,369,990	$41,277,791
Oppenheimer International Growth Fund, Cl. Y	5,874,918	143,582,997
Oppenheimer International Small Company Fund, Cl. Y	680,045	13,471,682
Oppenheimer Quest International Value Fund, Cl. Y	4,619,973	70,131,192

		268,463,662

Money Market Fund—0.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.30%[2]	96,999	96,999
U.S. Equity Funds—53.7%
Oppenheimer Capital Appreciation Fund, Cl. Y3	2,855,395	110,760,773
Oppenheimer Main Street Small Cap Fund, Cl. Y	2,415,411	43,912,180
Oppenheimer Value Fund, Cl. Y	8,087,970	156,663,971

		311,336,924

Total Investments, at Value (Cost $583,594,913)	100.0%	579,897,585
Liabilities in Excess of Other Assets	(0.0)	(202,541)

Net Assets	100.0%	$579,695,044

Footnotes to Statement of Investments
*	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2010	Additions	Reductions	July 30, 2010

Oppenheimer Capital Appreciation Fund, Cl.Y	2,749,314	178,211	72,130	2,855,395
Oppenheimer Developing Markets Fund, Cl.Y	2,064,082	72,749	766,841	1,369,990
Oppenheimer Global Fund, Cl.Y	2,127,522	57,676	2,185,198	—
Oppenheimer Global Opportunities Fund, Cl.Y	1,172,488	28,344	1,200,832	—
Oppenheimer Institutional Money Market Fund, Cl. E	284,387	25,892,807	26,080,195	96,999
Oppenheimer International Growth Fund, Cl.Y	—	5,940,818	65,900	5,874,918
Oppenheimer International Small Company Fund, Cl.Y	—	687,756	7,711	680,045
Oppenheimer Main Street Fund, Cl.Y	2,997,887	81,336	3,079,223	—
Oppenheimer Main Street Opportunity Fund, Cl.Y	2,547,450	68,606	2,616,056	—
Oppenheimer Main Street Small Cap Fund, Cl.Y	3,223,098	117,109	924,796	2,415,411
Oppenheimer Quest International Value Fund, Cl.Y	—	4,671,843	51,870	4,619,973
Oppenheimer Value Fund, Cl.Y	4,286,846	3,955,093	153,969	8,087,970
12 | EQUITY INVESTOR FUND

			Realized
	Value	Income	Loss

Oppenheimer Capital Appreciation Fund, Cl. Y	$110,760,773	$—	$887,592
Oppenheimer Developing Markets Fund, Cl. Y	41,277,791	—	5,716,669
Oppenheimer Global Fund, Cl. Y	—	—	24,548,757
Oppenheimer Global Opportunities Fund, Cl. Y	—	—	1,792,647
Oppenheimer Institutional Money Market Fund, Cl. E	96,999	1,057	—
Oppenheimer International Growth Fund, Cl. Y	143,582,997	—	480
Oppenheimer International Small Company Fund, Cl. Y	13,471,682	—	2,053
Oppenheimer Main Street Fund, Cl. Y	—	—	22,588,116
Oppenheimer Main Street Opportunity Fund, Cl. Y	—	—	2,246,728
Oppenheimer Main Street Small Cap Fund, Cl. Y	43,912,180	—	5,172,464
Oppenheimer Quest International Value Fund, Cl. Y	70,131,192	—	3,132
Oppenheimer Value Fund, Cl. Y	156,663,971	—	1,522,055

	$579,897,585	$1,057	$64,480,693

2.	Rate shown is the 7-day yield as of July 30, 2010.

3.	Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$579,897,585	$—	$—	$579,897,585

Total Assets	$579,897,585	$—	$—	$579,897,585

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
13 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
July 30, 20101

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $583,594,913)	$579,897,585
Cash	148,446
Receivables and other assets:
Shares of beneficial interest sold	481,077
Investments sold	317,141
Dividends	486
Other	20,261

Total assets	580,864,996

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	804,457
Transfer and shareholder servicing agent fees	127,287
Distribution and service plan fees	118,307
Shareholder communications	60,360
Trustees’ compensation	38,753
Other	20,788

Total liabilities	1,169,952

Net Assets	$579,695,044

Composition of Net Assets
Par value of shares of beneficial interest	$61,281
Additional paid-in capital	690,287,595
Accumulated net investment loss	(1,433,384)
Accumulated net realized loss on investments	(105,523,120)
Net unrealized depreciation on investments	(3,697,328)

Net Assets	$579,695,044

14 | EQUITY INVESTOR FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $301,123,178 and 31,585,395 shares of beneficial interest outstanding)	$9.53
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.11
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $80,497,352 and 8,621,967 shares of beneficial interest outstanding)	$9.34
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $124,746,673 and 13,359,934 shares of beneficial interest outstanding)	$9.34
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $65,761,823 and 6,924,671 shares of beneficial interest outstanding)	$9.50
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $7,566,018 and 788,845 shares of beneficial interest outstanding)	$9.59

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
15 | EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended July 30, 20101

Investment Income
Dividends from affiliated companies	$1,057
Interest	55

Total investment income	1,112

Expenses
Distribution and service plan fees:
Class A	371,601
Class B	398,278
Class C	616,799
Class N	161,360
Transfer and shareholder servicing agent fees:
Class A	346,350
Class B	124,010
Class C	148,479
Class N	59,328
Class Y	694
Shareholder communications:
Class A	38,211
Class B	15,455
Class C	13,928
Class N	2,323
Class Y	43
Trustees’ compensation	4,950
Custodian fees and expenses	2,307
Other	31,845

Total expenses	2,335,961

Net Investment Loss	(2,334,849)

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	(64,480,693)
Net change in unrealized appreciation/depreciation on investments	90,517,928

Net Increase in Net Assets Resulting from Operations	$23,702,386

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
16 | EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 30, 2010	January 31,
	(Unaudited)[1]	2010

Operations
Net investment income (loss)	$(2,334,849)	$989,416
Net realized loss	(64,480,693)	(31,192,099)
Net change in unrealized appreciation/depreciation	90,517,928	189,841,524

Net increase in net assets resulting from operations	23,702,386	159,638,841

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(1,415,394)
Class B	—	—
Class C	—	—
Class N	—	(197,717)
Class Y	—	(38,688)

	—	(1,651,799)

Distributions from net realized gain:
Class A	—	(5,254,584)
Class B	—	(1,446,173)
Class C	—	(2,231,372)
Class N	—	(1,096,397)
Class Y	—	(77,561)

	—	(10,106,087)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	1,826,020	29,701,827
Class B	929,053	4,104,962
Class C	1,189,300	8,628,643
Class N	1,742,718	4,842,644
Class Y	2,661,526	1,591,328

	8,348,617	48,869,404

Net Assets
Total increase	32,051,003	196,750,359
Beginning of period	547,644,041	350,893,682

End of period (including accumulated net investment income (loss) of $(1,433,384) and $901,465, respectively)	$579,695,044	$547,644,041

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
17 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class A	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$9.12	$6.46	$11.83	$12.63	$11.60	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(.02)	.04	.08	.38	.25	.22
Net realized and unrealized gain (loss)	.43	2.84	(4.91)	(.65)	1.00	1.52

Total from investment operations	.41	2.88	(4.83)	(.27)	1.25	1.74

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.03)	(.33)	(.18)	(.12)
Distributions from net realized gain	—	(.17)	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.22)	(.54)	(.53)	(.22)	(.14)

Net asset value, end of period	$9.53	$9.12	$6.46	$11.83	$12.63	$11.60

Total Return, at Net Asset Value[4]	4.50%	44.42%	(41.14)%	(2.45)%	10.85%	17.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$301,123	$286,580	$180,042	$262,208	$173,539	$48,132

Average net assets (in thousands)	$302,666	$244,278	$245,247	$239,348	$109,318	$17,321

Ratios to average net assets:[5]
Net investment income (loss)	(0.52)%	0.52%	0.77%	2.87%	2.07%	2.47%
Total expenses[6]	0.52%	0.58%	0.54%	0.45%	0.50%	0.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.52%	0.58%	0.54%	0.45%	0.50%	0.68%

Portfolio turnover rate	53%	11%	5%	2%	2%	7%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.27%
Year Ended January 31, 2010	1.30%
Year Ended January 31, 2009	1.18%
Year Ended January 31, 2008	1.08%
Year Ended January 31, 2007	1.15%
Period Ended January 31, 2006	1.39%
See accompanying Notes to Financial Statements.
18 | EQUITY INVESTOR FUND

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class B	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$8.97	$6.38	$11.73	$12.54	$11.55	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(.06)	(.03)	(.01)	.26	.14	.16
Net realized and unrealized gain (loss)	.43	2.79	(4.83)	(.63)	1.01	1.50

Total from investment operations	.37	2.76	(4.84)	(.37)	1.15	1.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(.24)	(.12)	(.09)
Distributions from net realized gain	—	(.17)	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.17)	(.51)	(.44)	(.16)	(.11)

Net asset value, end of period	$9.34	$8.97	$6.38	$11.73	$12.54	$11.55

Total Return, at Net Asset Value[4]	4.13%	43.19%	(41.58)%	(3.23)%	9.97%	16.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,497	$76,495	$51,358	$79,187	$59,406	$19,078

Average net assets (in thousands)	$80,413	$66,935	$71,695	$75,204	$38,569	$7,050

Ratios to average net assets:[5]
Net investment income (loss)	(1.36)%	(0.33)%	(0.07)%	1.98%	1.19%	1.83%
Total expenses[6]	1.36%	1.45%	1.36%	1.25%	1.31%	1.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.41%	1.36%	1.25%	1.31%	1.50%

Portfolio turnover rate	53%	11%	5%	2%	2%	7%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	2.11%
Year Ended January 31, 2010	2.17%
Year Ended January 31, 2009	2.00%
Year Ended January 31, 2008	1.88%
Year Ended January 31, 2007	1.96%
Period Ended January 31, 2006	2.22%
See accompanying Notes to Financial Statements.
19 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class C	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$8.97	$6.37	$11.72	$12.53	$11.54	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(.06)	(.02)	—[4]	.28	.14	.15
Net realized and unrealized gain (loss)	.43	2.79	(4.84)	(.64)	1.01	1.51

Total from investment operations	.37	2.77	(4.84)	(.36)	1.15	1.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(.25)	(.12)	(.10)
Distributions from net realized gain	—	(.17)	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.17)	(.51)	(.45)	(.16)	(.12)

Net asset value, end of period	$9.34	$8.97	$6.37	$11.72	$12.53	$11.54

Total Return, at Net Asset Value[5]	4.13%	43.41%	(41.62)%	(3.15)%	10.00%	16.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$124,747	$118,730	$77,667	$110,383	$70,691	$20,034

Average net assets (in thousands)	$124,415	$102,982	$103,851	$98,098	$45,312	$6,131

Ratios to average net assets:[6]
Net investment income (loss)	(1.28)%	(0.26)%	0.01%	2.15%	1.23%	1.71%
Total expenses[7]	1.28%	1.35%	1.31%	1.23%	1.29%	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.34%	1.31%	1.23%	1.29%	1.45%

Portfolio turnover rate	53%	11%	5%	2%	2%	7%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Less than $0.005 per share.

5.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6.	Annualized for periods less than one full year.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	2.03%
Year Ended January 31, 2010	2.07%
Year Ended January 31, 2009	1.95%
Year Ended January 31, 2008	1.86%
Year Ended January 31, 2007	1.94%
Period Ended January 31, 2006	2.17%
See accompanying Notes to Financial Statements.
20 | EQUITY INVESTOR FUND

	Six Months
	Ended
	July 30, 2010	Year Ended January 31,
Class N	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$9.09	$6.44	$11.80	$12.60	$11.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(.03)	.03	.06	.35	.29	.24
Net realized and unrealized gain (loss)	.44	2.82	(4.90)	(.65)	.94	1.49

Total from investment operations	.41	2.85	(4.84)	(.30)	1.23	1.73

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.03)	(.01)	(.30)	(.18)	(.12)
Distributions from net realized gain	—	(.17)	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.20)	(.52)	(.50)	(.22)	(.14)

Net asset value, end of period	$9.50	$9.09	$6.44	$11.80	$12.60	$11.59

Total Return, at Net Asset Value[4]	4.51%	44.18%	(41.30)%	(2.63)%	10.67%	17.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,762	$61,344	$39,757	$54,336	$35,652	$5,608

Average net assets (in thousands)	$65,105	$52,200	$52,669	$48,745	$18,874	$1,717

Ratios to average net assets:[5]
Net investment income (loss)	(0.70)%	0.31%	0.59%	2.67%	2.47%	2.62%
Total expenses[6]	0.70%	0.76%	0.72%	0.68%	0.69%	0.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%	0.76%	0.72%	0.68%	0.69%	0.78%

Portfolio turnover rate	53%	11%	5%	2%	2%	7%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	1.45%
Year Ended January 31, 2010	1.48%
Year Ended January 31, 2009	1.36%
Year Ended January 31, 2008	1.31%
Year Ended January 31, 2007	1.34%
Period Ended January 31, 2006	1.48%
See accompanying Notes to Financial Statements.
21 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 30, 2010				Year Ended January 31,
Class Y	(Unaudited)[1]	2010	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$9.15	$6.48	$11.88	$12.67	$11.61	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	—[4]	.10	.15	.43	.29	.24
Net realized and unrealized gain (loss)	.44	2.83	(4.96)	(.64)	1.03	1.52

Total from investment operations	.44	2.93	(4.81)	(.21)	1.32	1.76

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.09)	(.08)	(.38)	(.22)	(.13)
Distributions from net realized gain	—	(.17)	(.51)	(.20)	(.04)	(.02)

Total dividends and distributions to shareholders	—	(.26)	(.59)	(.58)	(.26)	(.15)

Net asset value, end of period	$9.59	$9.15	$6.48	$11.88	$12.67	$11.61

Total Return, at Net Asset Value[5]	4.81%	45.03%	(40.84)%	(2.00)%	11.42%	17.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,566	$4,495	$2,070	$2,530	$2,021	$711

Average net assets (in thousands)	$5,401	$3,087	$2,596	$2,508	$1,267	$331

Ratios to average net assets:[6]
Net investment income (loss)	(0.04)%	1.23%	1.49%	3.25%	2.46%	2.67%
Total expenses[7]	0.04%	0.07%	0.03%	0.02%	0.03%	0.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.04%	0.07%	0.03%	0.02%	0.03%	0.27%

Portfolio turnover rate	53%	11%	5%	2%	2%	7%

1.	July 30, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Less than $0.005 per share.

5.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6.	Annualized for periods less than one full year.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 30, 2010	0.79%
Year Ended January 31, 2010	0.79%
Year Ended January 31, 2009	0.67%
Year Ended January 31, 2008	0.65%
Year Ended January 31, 2007	0.68%
Period Ended January 31, 2006	0.99%
See accompanying Notes to Financial Statements.
22 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long term growth of capital. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since July 30, 2010 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures
23 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
24 | EQUITY INVESTOR FUND

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended January 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

Expiring

2018	$14,379,045
     As of July 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $78,859,738, of which $64,480,693 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 30, 2010, it is estimated that the Fund will not utilize capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$666,505,320

Gross unrealized appreciation	$26,212,181
Gross unrealized depreciation	(112,819,916)

Net unrealized depreciation	$(86,607,735)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing
25 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$150
Payments Made to Retired Trustees	—
Accumulated Liability as of July 30, 2010	22,975
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during
26 | EQUITY INVESTOR FUND

the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 30, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	3,974,200	$37,907,811	9,294,329	$75,215,517
Dividends and/or distributions reinvested	—	—	683,481	6,493,315
Redeemed	(3,808,189)	(36,081,791)	(6,426,456)	(52,007,005)

Net increase	166,011	$1,826,020	3,551,354	$29,701,827

Class B
Sold	882,207	$8,283,535	2,042,368	$16,159,548
Dividends and/or distributions reinvested	—	—	152,226	1,421,781
Redeemed	(788,256)	(7,354,482)	(1,719,644)	(13,476,367)

Net increase	93,951	$929,053	474,950	$4,104,962

27 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended July 30, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount

Class C
Sold	1,719,452	$16,171,605	4,049,309	$31,989,806
Dividends and/or distributions reinvested	—	—	233,807	2,183,507
Redeemed	(1,600,236)	(14,982,305)	(3,231,711)	(25,544,670)

Net increase	119,216	$1,189,300	1,051,405	$8,628,643

Class N
Sold	1,070,819	$10,237,421	2,434,609	$19,781,223
Dividends and/or distributions reinvested	—	—	119,104	1,127,917
Redeemed	(891,337)	(8,494,703)	(1,978,220)	(16,066,496)

Net increase	179,482	$1,742,718	575,493	$4,842,644

Class Y
Sold	396,791	$3,599,213	250,671	$2,212,228
Dividends and/or distributions reinvested	—	—	12,062	114,954
Redeemed	(98,986)	(937,687)	(91,215)	(735,854)

Net increase	297,805	$2,661,526	171,518	$1,591,328

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$309,916,927	$303,097,162
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds and in IMMF. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds and in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 30, 2010 was 0.61%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 30, 2010, the Fund paid $663,022 to OFS for services to the Fund.
28 | EQUITY INVESTOR FUND

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends.
     The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$1,542,425
Class C	1,405,598
Class N	757,809
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as
29 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 30, 2010	$228,152	$191	$88,138	$6,705	$483
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed the annual rate of 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds and IMMF.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
30 | EQUITY INVESTOR FUND

     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
31 | EQUITY INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds ºwill mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
32 | EQUITY INVESTOR FUND

EQUITY INVESTOR FUND
A Series of Oppenheimer Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Alan C. Gilston, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©Copyright 2009 OppenheimerFunds, Inc. All rights reserved.
33 | EQUITY INVESTOR FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
34 | EQUITY INVESTOR FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
35 | EQUITY INVESTOR FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Portfolio Series

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	09/13/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	09/13/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	09/13/2010